SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 143,637	$ 81,245	$ 40,285
Cost of revenues	37,040	21,130	12,219
Gross profit	106,597	60,115	28,066
Research and development, net	36,930	22,309	15,866
Sales and Marketing	12,912	12,331	6,434
General and administrative	71,437	10,277	7,418
Interest income	1,305	1,059	1,531
Financial income (expense), net	4,442	(1,389)	(402)
Profit (loss) before taxes on income	(17,819)	17,646	281
Operating Segments
Segment Reporting Information [Line Items]
Revenues	143,637	81,245	40,285
Cost of revenues	37,040	21,130	12,219
Gross profit	106,597	60,115	28,066
Research and development, net	36,930	22,309	15,866
Sales and Marketing	12,912	12,331	6,434
General and administrative	71,437	10,277	7,418
Segment performance	(14,682)	15,198	(1,652)
Interest income	1,305	1,059	1,531
Financial income (expense), net	(4,442)	1,389	402
Profit (loss) before taxes on income	(17,819)	17,646	281
Operating Segments | OEM
Segment Reporting Information [Line Items]
Revenues	121,799	63,290	27,818
Cost of revenues	30,293	15,907	8,135
Gross profit	91,506	47,383	19,683
Research and development, net	28,995	18,362	13,100
Sales and Marketing	560	337	438
General and administrative	5,038	4,767	6,750
Segment performance	56,913	23,917	(605)
Operating Segments | AM
Segment Reporting Information [Line Items]
Revenues	21,838	17,955	12,467
Cost of revenues	6,720	5,207	4,052
Gross profit	15,118	12,748	8,415
Research and development, net	1,805	1,627	1,642
Sales and Marketing	7,151	6,133	5,431
General and administrative	904	576	534
Segment performance	5,258	4,412	808
Amounts not allocated to segments
Segment Reporting Information [Line Items]
Cost of revenues	27	16	32
Research and development, net	6,130	2,320	1,124
Sales and Marketing	5,201	5,861	565
General and administrative	$ 65,495	$ 4,934	$ 134